Financial Risk Management - Summary of Lease liabilities by maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Lease Liabilities By Maturity [Line Items]
Lease liabilities	¥ 318,758	¥ 317,429
Total contractual cash flows	346,136	346,137
Within 1 year [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	71,510	61,053
Between 1 and 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	86,305	79,836
Later than 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	¥ 188,321	¥ 205,248